Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the composition of lease liability balances - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the composition of lease liability balances [Line Items]
Total	$ 137,089	$ 139,795
Lease liability [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the composition of lease liability balances [Line Items]
Total	$ 137,089	$ 139,795